TAXES ON INCOME (Schedule of Income Tax Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax expenses:
Current	$ 2,184	$ 1,612	$ 1,637
Deferred	(22)	(140)	(173)
Income tax expense	2,162	1,472	1,464
Income tax expenses by jurisdiction:
Domestic	809
Foreign	1,353	1,472	1,464
Income tax expense	$ 2,162	$ 1,472	$ 1,464